Fees and Expenses	Oct. 31, 2025
WEBS SPY DEFINED VOLATILITY ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and the Example below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Management Fees[1]	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	0.89%
(1)	Unitary management fee under which the investment adviser pays substantially all expenses of the Fund (including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, and any expenses incurred by the Trust and allocated to the Fund), excluding the fee paid to the investment adviser, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the Independent Trustees of the Trust, their counsel, the execution of portfolio transactions (including any net account or similar fees charged by futures commission merchants), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$91	$284	$493	$1,096

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal period ended October 31, 2025, the Fund’s portfolio turnover rate was 28.46% of the average value of its portfolio.

Portfolio Turnover, Rate	28.46%
WEBs QQQ Defined Volatility ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and the Example below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Management Fees[1]	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.09%
Total Annual Fund Operating Expenses	0.94%
(1)	Unitary management fee under which the investment adviser pays substantially all expenses of the Fund (including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, and any expenses incurred by the Trust and allocated to the Fund), excluding the fee paid to the investment adviser, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the Independent Trustees of the Trust, their counsel, the execution of portfolio transactions (including any net account or similar fees charged by futures commission merchants), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$96	$300	$520	$1,155

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal period ended October 31, 2025, the Fund’s portfolio turnover rate was 23.48% of the average value of its portfolio.

Portfolio Turnover, Rate	23.48%
WEBs Energy XLE Defined Volatility ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and the Example below.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Management Fees[1]	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[2]	0.00%
Acquired Fund Fees and Expenses[3]	0.04%
Total Annual Fund Operating Expenses	0.89%
(1)	Unitary management fee under which the investment adviser pays substantially all expenses of the Fund (including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, and any expenses incurred by the Trust and allocated to the Fund), excluding the fee paid to the investment adviser, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the Independent Trustees of the Trust, their counsel, the execution of portfolio transactions (including any net account or similar fees charged by futures commission merchants), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
(2)	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
(3)	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$91	$284

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal period ended October 31, 2025, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	none
WEBs Materials XLB Defined Volatility ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and the Example below.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Management Fees[1]	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[2]	0.00%
Acquired Fund Fees and Expenses[3]	0.04%
Total Annual Fund Operating Expenses	0.89%
(1)	Unitary management fee under which the investment adviser pays substantially all expenses of the Fund (including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, and any expenses incurred by the Trust and allocated to the Fund), excluding the fee paid to the investment adviser, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the Independent Trustees of the Trust, their counsel, the execution of portfolio transactions (including any net account or similar fees charged by futures commission merchants), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
(2)	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
(3)	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$91	$284

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal period ended October 31, 2025, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	none
WEBs Industrials XLI Defined Volatility ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and the Example below.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Management Fees[1]	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[2]	0.00%
Acquired Fund Fees and Expenses[3]	0.04%
Total Annual Fund Operating Expenses	0.89%
(1)	Unitary management fee under which the investment adviser pays substantially all expenses of the Fund (including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, and any expenses incurred by the Trust and allocated to the Fund), excluding the fee paid to the investment adviser, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the Independent Trustees of the Trust, their counsel, the execution of portfolio transactions (including any net account or similar fees charged by futures commission merchants), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
(2)	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
(3)	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$91	$284

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal period ended October 31, 2025, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	none
WEBs Consumer Discretionary XLY Defined Volatility ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and the Example below.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Management Fees[1]	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[2]	0.00%
Acquired Fund Fees and Expenses[3]	0.04%
Total Annual Fund Operating Expenses	0.89%
(1)	Unitary management fee under which the investment adviser pays substantially all expenses of the Fund (including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, and any expenses incurred by the Trust and allocated to the Fund), excluding the fee paid to the investment adviser, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the Independent Trustees of the Trust, their counsel, the execution of portfolio transactions (including any net account or similar fees charged by futures commission merchants), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
(2)	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
(3)	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$91	$284

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal period ended October 31, 2025, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	none
WEBs Consumer Staples XLP Defined Volatility ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and the Example below.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Management Fees[1]	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[2]	0.00%
Acquired Fund Fees and Expenses[3]	0.04%
Total Annual Fund Operating Expenses	0.89%
(1)	Unitary management fee under which the investment adviser pays substantially all expenses of the Fund (including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, and any expenses incurred by the Trust and allocated to the Fund), excluding the fee paid to the investment adviser, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the Independent Trustees of the Trust, their counsel, the execution of portfolio transactions (including any net account or similar fees charged by futures commission merchants), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
(2)	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
(3)	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$91	$284

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal period ended October 31, 2025, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	none
WEBs Health Care XLV Defined Volatility ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and the Example below.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Management Fees[1]	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[2]	0.00%
Acquired Fund Fees and Expenses[3]	0.04%
Total Annual Fund Operating Expenses	0.89%
(1)	Unitary management fee under which the investment adviser pays substantially all expenses of the Fund (including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, and any expenses incurred by the Trust and allocated to the Fund), excluding the fee paid to the investment adviser, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the Independent Trustees of the Trust, their counsel, the execution of portfolio transactions (including any net account or similar fees charged by futures commission merchants), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
(2)	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
(3)	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$91	$284

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal period ended October 31, 2025, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	none
WEBs Financial XLF Defined Volatility ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and the Example below.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Management Fees[1]	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[2]	0.00%
Acquired Fund Fees and Expenses[3]	0.04%
Total Annual Fund Operating Expenses	0.89%
(1)	Unitary management fee under which the investment adviser pays substantially all expenses of the Fund (including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, and any expenses incurred by the Trust and allocated to the Fund), excluding the fee paid to the investment adviser, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the Independent Trustees of the Trust, their counsel, the execution of portfolio transactions (including any net account or similar fees charged by futures commission merchants), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
(2)	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
(3)	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$91	$284

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal period ended October 31, 2025, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	none
WEBs Technology XLK Defined Volatility ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and the Example below.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Management Fees[1]	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[2]	0.00%
Acquired Fund Fees and Expenses[3]	0.04%
Total Annual Fund Operating Expenses	0.89%
(1)	Unitary management fee under which the investment adviser pays substantially all expenses of the Fund (including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, and any expenses incurred by the Trust and allocated to the Fund), excluding the fee paid to the investment adviser, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the Independent Trustees of the Trust, their counsel, the execution of portfolio transactions (including any net account or similar fees charged by futures commission merchants), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
(2)	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
(3)	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$91	$284

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal period ended October 31, 2025, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	none
WEBs Communication Services XLC Defined Volatility ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and the Example below.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Management Fees[1]	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[2]	0.00%
Acquired Fund Fees and Expenses[3]	0.04%
Total Annual Fund Operating Expenses	0.89%
(1)	Unitary management fee under which the investment adviser pays substantially all expenses of the Fund (including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, and any expenses incurred by the Trust and allocated to the Fund), excluding the fee paid to the investment adviser, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the Independent Trustees of the Trust, their counsel, the execution of portfolio transactions (including any net account or similar fees charged by futures commission merchants), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
(2)	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
(3)	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$91	$284

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal period ended October 31, 2025, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	none
WEBs Utilities XLU Defined Volatility ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and the Example below.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Management Fees[1]	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[2]	0.00%
Acquired Fund Fees and Expenses[3]	0.04%
Total Annual Fund Operating Expenses	0.89%
(1)	Unitary management fee under which the investment adviser pays substantially all expenses of the Fund (including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, and any expenses incurred by the Trust and allocated to the Fund), excluding the fee paid to the investment adviser, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the Independent Trustees of the Trust, their counsel, the execution of portfolio transactions (including any net account or similar fees charged by futures commission merchants), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
(2)	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
(3)	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$91	$284

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal period ended October 31, 2025, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	none
WEBs Real Estate XLRE Defined Volatility ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and the Example below.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Management Fees[1]	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[2]	0.00%
Acquired Fund Fees and Expenses[3]	0.04%
Total Annual Fund Operating Expenses	0.89%
(1)	Unitary management fee under which the investment adviser pays substantially all expenses of the Fund (including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, and any expenses incurred by the Trust and allocated to the Fund), excluding the fee paid to the investment adviser, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the Independent Trustees of the Trust, their counsel, the execution of portfolio transactions (including any net account or similar fees charged by futures commission merchants), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
(2)	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
(3)	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$91	$284

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal period ended October 31, 2025, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	none